SCHEDULE OF GAIN OR LOSSES RECOGNIZED FAIR VALUE (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Beginning balance - January 1		$ 3,813,878	$ 2,931,418	$ 2,931,418	$ 2,850,050
Ending balance		4,220,949		3,813,878	2,931,418
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance - January 1		3,813,878	2,931,418	2,931,418	2,850,050
Altruis partial settlement
Gains included in earnings	[1]			(278,102)
Ending balance		4,220,949	3,813,878	3,813,878	2,931,418
Fair value changes and accretion included in earnings	[2]	407,071	(278,102)
Fair Value, Inputs, Level 3 [Member] | CCS Acquisition [Member]
Defined Benefit Plan Disclosure [Line Items]
Altruis partial settlement					81,368
Fair Value, Inputs, Level 3 [Member] | JP Kush Acquisition [Member]
Defined Benefit Plan Disclosure [Line Items]
Altruis partial settlement			1,694,166	1,694,166
Fair Value, Inputs, Level 3 [Member] | CCS Writeoff [Member]
Defined Benefit Plan Disclosure [Line Items]
Altruis partial settlement			(81,368)	(81,368)
Fair Value, Inputs, Level 3 [Member] | Altruis Partial Settlement [Member]
Defined Benefit Plan Disclosure [Line Items]
Altruis partial settlement			$ (452,236)	$ (452,236)

[1]	recorded as a reduction to general and administrative expenses
[2]	Recorded as a reduction to general and administrative expenses